Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Entity Central Index Key	0000088053
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000016557
Shareholder Report [Line Items]
Fund Name	DWS Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	SEKAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Emerging Markets Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$132	1.18%

Gross expense ratio as of the latest prospectus: 1.69%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 23.38% (unadjusted for sales charges) for the period ended October 31, 2025. The MSCI Emerging Markets Index, returned 27.91% for the same period.

Stock selection was the primary reason for the Fund’s underperformance relative to the MSCI Emerging Markets Index. Selection in China had the largest adverse impact on results at the country level. The consumer electronics and electric vehicle producer Xiaomi Corp. (2.1%), which came under pressure from safety concerns and weak global auto sales, was the largest detractor in both China and the portfolio as a whole. Positions in BYD Co., Ltd. (1.5%), Pop Mart International Group Ltd. (1.0%), and Trip.com Group Ltd.* also detracted from relative performance in China. Selection in Brazil further weighed on relative performance, due in part to positions in the biofuel company Cosan Industria e Comercio SA* and the drug store chain Raia Drogasil SA (0.8%). Outside of China and Brazil, the Kazakhstan-based financial technology company Kaspi.KZ JSC* and the Eastern European parcel delivery firm InPost SA (0.8%) were key detractors. Stock selection in Indonesia and Turkey also detracted, as did overweights in the two countries. An underweight in South Korea hurt relative performance, as well.

On the positive side, the Fund benefited from having an underweight position in India and a zero weighting in Saudi Arabia. Security selection in Taiwan also made a strong contribution to results thanks to holdings in a number of semiconductor companies, including Alchip Technologies Ltd. (1.2%), Taiwan Semiconductor Manufacturing Co., Ltd. (14.7%), and Hon Hai Precision Industry Co., Ltd. (1.6%). Contemporary Amperex Technology Co., Ltd. (2.5%), a lithium-ion battery producer based in China, and SK Hynix, Inc. (3.8%), a South Korean semiconductor producer, were further contributors of note. Prosus NV (3.7%) — a Netherlands-based technology investment firm with holdings across the emerging markets — was also a top contributor in the annual period.

Percentages in parentheses are based on the Fund’s net assets as of October 31, 2025.

* Not held at October 31, 2025.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	MSCI Emerging Markets Index
'15	$9,425	$10,000
'15	$9,158	$9,610
'15	$8,872	$9,396
'16	$8,227	$8,786
'16	$8,084	$8,772
'16	$9,021	$9,933
'16	$9,008	$9,987
'16	$8,813	$9,614
'16	$9,243	$9,998
'16	$9,685	$10,501
'16	$9,998	$10,762
'16	$10,245	$10,901
'16	$10,226	$10,927
'16	$9,757	$10,424
'16	$9,734	$10,447
'17	$10,335	$11,018
'17	$10,544	$11,356
'17	$10,831	$11,642
'17	$11,072	$11,897
'17	$11,327	$12,249
'17	$11,327	$12,372
'17	$12,058	$13,110
'17	$12,378	$13,402
'17	$12,300	$13,349
'17	$12,757	$13,817
'17	$12,913	$13,845
'17	$13,373	$14,342
'18	$14,580	$15,537
'18	$13,793	$14,820
'18	$13,602	$14,545
'18	$13,432	$14,481
'18	$13,045	$13,967
'18	$12,605	$13,387
'18	$12,874	$13,681
'18	$12,514	$13,311
'18	$12,448	$13,241
'18	$11,635	$12,088
'18	$12,081	$12,586
'18	$11,712	$12,252
'19	$12,715	$13,325
'19	$12,701	$13,355
'19	$12,945	$13,467
'19	$13,189	$13,751
'19	$12,306	$12,753
'19	$13,077	$13,549
'19	$12,767	$13,383
'19	$12,174	$12,731
'19	$12,464	$12,974
'19	$12,919	$13,521
'19	$13,031	$13,502
'19	$13,939	$14,509
'20	$13,093	$13,833
'20	$12,644	$13,104
'20	$10,885	$11,085
'20	$11,704	$12,100
'20	$11,751	$12,193
'20	$12,510	$13,090
'20	$13,557	$14,259
'20	$13,966	$14,575
'20	$13,885	$14,341
'20	$14,308	$14,636
'20	$15,429	$15,990
'20	$16,513	$17,166
'21	$16,981	$17,692
'21	$17,239	$17,827
'21	$16,791	$17,558
'21	$16,981	$17,995
'21	$16,988	$18,412
'21	$17,015	$18,444
'21	$15,814	$17,203
'21	$15,970	$17,653
'21	$15,264	$16,952
'21	$15,176	$17,119
'21	$14,416	$16,421
'21	$14,570	$16,729
'22	$14,474	$16,413
'22	$13,613	$15,922
'22	$13,317	$15,562
'22	$12,435	$14,697
'22	$12,690	$14,761
'22	$11,973	$13,781
'22	$11,732	$13,747
'22	$11,787	$13,804
'22	$10,781	$12,186
'22	$10,086	$11,807
'22	$11,636	$13,559
'22	$11,394	$13,368
'23	$12,553	$14,424
'23	$11,528	$13,488
'23	$11,900	$13,897
'23	$11,563	$13,739
'23	$11,099	$13,509
'23	$11,654	$14,022
'23	$12,209	$14,894
'23	$11,457	$13,977
'23	$11,169	$13,611
'23	$10,804	$13,083
'23	$11,654	$14,130
'23	$12,091	$14,682
'24	$11,654	$14,000
'24	$12,062	$14,666
'24	$12,456	$15,030
'24	$12,406	$15,097
'24	$12,643	$15,182
'24	$13,023	$15,781
'24	$12,894	$15,828
'24	$13,123	$16,084
'24	$13,790	$17,157
'24	$13,302	$16,394
'24	$13,116	$15,805
'24	$12,972	$15,784
'25	$13,094	$16,066
'25	$13,080	$16,144
'25	$13,130	$16,246
'25	$13,195	$16,459
'25	$13,833	$17,161
'25	$14,556	$18,193
'25	$14,542	$18,548
'25	$14,764	$18,786
'25	$15,796	$20,130
'25	$16,413	$20,971

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	23.38%	2.78%	5.70%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	16.29%	1.57%	5.08%
MSCI Emerging Markets Index	27.91%	7.46%	7.69%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 66,368,280
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 211,467
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	66,368,280
Number of Portfolio Holdings	77
Portfolio Turnover Rate (%)	94
Total Net Advisory Fees Paid ($)	211,467

Holdings [Text Block]
Asset Type	% of Net Assets
Equity Securities	100%
Exchange-Traded Funds	0%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	31%
Financials	28%
Consumer Discretionary	15%
Industrials	13%
Communication Services	10%
Consumer Staples	2%
Health Care	2%
Energy	1%
Materials	0%
Real Estate	0%

Geographical Diversification

Country	% of Net Assets
China	22%
Taiwan	20%
India	14%
Korea	12%
Hong Kong	7%
Brazil	4%
Netherlands	4%
South Africa	3%
Turkey	3%
Argentina	3%
Other	7%

Ten Largest Equity Holdings

Holdings	47.9% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	14.7%
Tencent Holdings Ltd. (China)	7.9%
SK Hynix, Inc. (Korea)	3.8%
Alibaba Group Holding Ltd. (Hong Kong)	3.7%
Prosus NV (Netherlands)	3.7%
ICICI Bank Ltd. (India)	3.4%
HDFC Bank Ltd. (India)	2.9%
Grupo Financiero Galicia SA (Argentina)	2.7%
Naura Technology Group Co., Ltd. (China)	2.6%
Contemporary Amperex Technology Co., Ltd. (China)	2.5%

Material Fund Change [Text Block]
C000016560
Shareholder Report [Line Items]
Fund Name	DWS Emerging Markets Equity Fund
Class Name	Class C
Trading Symbol	SEKCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Emerging Markets Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$215	1.93%

Gross expense ratio as of the latest prospectus: 2.34%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 215
Expense Ratio, Percent	1.93%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 22.47% (unadjusted for sales charges) for the period ended October 31, 2025. The MSCI Emerging Markets Index, returned 27.91% for the same period.

Stock selection was the primary reason for the Fund’s underperformance relative to the MSCI Emerging Markets Index. Selection in China had the largest adverse impact on results at the country level. The consumer electronics and electric vehicle producer Xiaomi Corp. (2.1%), which came under pressure from safety concerns and weak global auto sales, was the largest detractor in both China and the portfolio as a whole. Positions in BYD Co., Ltd. (1.5%), Pop Mart International Group Ltd. (1.0%), and Trip.com Group Ltd.* also detracted from relative performance in China. Selection in Brazil further weighed on relative performance, due in part to positions in the biofuel company Cosan Industria e Comercio SA* and the drug store chain Raia Drogasil SA (0.8%). Outside of China and Brazil, the Kazakhstan-based financial technology company Kaspi.KZ JSC* and the Eastern European parcel delivery firm InPost SA (0.8%) were key detractors. Stock selection in Indonesia and Turkey also detracted, as did overweights in the two countries. An underweight in South Korea hurt relative performance, as well.

On the positive side, the Fund benefited from having an underweight position in India and a zero weighting in Saudi Arabia. Security selection in Taiwan also made a strong contribution to results thanks to holdings in a number of semiconductor companies, including Alchip Technologies Ltd. (1.2%), Taiwan Semiconductor Manufacturing Co., Ltd. (14.7%), and Hon Hai Precision Industry Co., Ltd. (1.6%). Contemporary Amperex Technology Co., Ltd. (2.5%), a lithium-ion battery producer based in China, and SK Hynix, Inc. (3.8%), a South Korean semiconductor producer, were further contributors of note. Prosus NV (3.7%) — a Netherlands-based technology investment firm with holdings across the emerging markets — was also a top contributor in the annual period.

Percentages in parentheses are based on the Fund’s net assets as of October 31, 2025.

* Not held at October 31, 2025.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	MSCI Emerging Markets Index
'15	$10,000	$10,000
'15	$9,709	$9,610
'15	$9,403	$9,396
'16	$8,715	$8,786
'16	$8,554	$8,772
'16	$9,541	$9,933
'16	$9,518	$9,987
'16	$9,311	$9,614
'16	$9,755	$9,998
'16	$10,214	$10,501
'16	$10,543	$10,762
'16	$10,796	$10,901
'16	$10,765	$10,927
'16	$10,268	$10,424
'16	$10,237	$10,447
'17	$10,865	$11,018
'17	$11,079	$11,356
'17	$11,370	$11,642
'17	$11,614	$11,897
'17	$11,875	$12,249
'17	$11,867	$12,372
'17	$12,624	$13,110
'17	$12,953	$13,402
'17	$12,862	$13,349
'17	$13,336	$13,817
'17	$13,481	$13,845
'17	$13,963	$14,342
'18	$15,210	$15,537
'18	$14,384	$14,820
'18	$14,178	$14,545
'18	$13,986	$14,481
'18	$13,573	$13,967
'18	$13,106	$13,387
'18	$13,382	$13,681
'18	$12,992	$13,311
'18	$12,915	$13,241
'18	$12,066	$12,088
'18	$12,525	$12,586
'18	$12,127	$12,252
'19	$13,160	$13,325
'19	$13,145	$13,355
'19	$13,382	$13,467
'19	$13,627	$13,751
'19	$12,708	$12,753
'19	$13,497	$13,549
'19	$13,168	$13,383
'19	$12,540	$12,731
'19	$12,831	$12,974
'19	$13,298	$13,521
'19	$13,405	$13,502
'19	$14,334	$14,509
'20	$13,453	$13,833
'20	$12,982	$13,104
'20	$11,166	$11,085
'20	$12,000	$12,100
'20	$12,039	$12,193
'20	$12,812	$13,090
'20	$13,870	$14,259
'20	$14,280	$14,575
'20	$14,195	$14,341
'20	$14,612	$14,636
'20	$15,748	$15,990
'20	$16,847	$17,166
'21	$17,312	$17,692
'21	$17,568	$17,827
'21	$17,103	$17,558
'21	$17,281	$17,995
'21	$17,281	$18,412
'21	$17,289	$18,444
'21	$16,064	$17,203
'21	$16,211	$17,653
'21	$15,490	$16,952
'21	$15,390	$17,119
'21	$14,607	$16,421
'21	$14,753	$16,729
'22	$14,644	$16,413
'22	$13,769	$15,922
'22	$13,456	$15,562
'22	$12,558	$14,697
'22	$12,816	$14,761
'22	$12,081	$13,781
'22	$11,823	$13,747
'22	$11,878	$13,804
'22	$10,854	$12,186
'22	$10,143	$11,807
'22	$11,698	$13,559
'22	$11,458	$13,368
'23	$12,612	$14,424
'23	$11,569	$13,488
'23	$11,940	$13,897
'23	$11,592	$13,739
'23	$11,118	$13,509
'23	$11,671	$14,022
'23	$12,217	$14,894
'23	$11,458	$13,977
'23	$11,157	$13,611
'23	$10,794	$13,083
'23	$11,632	$14,130
'23	$12,061	$14,682
'24	$11,620	$14,000
'24	$12,021	$14,666
'24	$12,397	$15,030
'24	$12,341	$15,097
'24	$12,573	$15,182
'24	$12,942	$15,781
'24	$12,806	$15,828
'24	$13,030	$16,084
'24	$13,687	$17,157
'24	$13,190	$16,394
'24	$12,998	$15,805
'24	$12,846	$15,784
'25	$12,958	$16,066
'25	$12,942	$16,144
'25	$12,982	$16,246
'25	$13,038	$16,459
'25	$13,654	$17,161
'25	$14,359	$18,193
'25	$14,335	$18,548
'25	$14,551	$18,786
'25	$15,553	$20,130
'25	$16,153	$20,971

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	22.47%	2.03%	4.91%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	21.47%	2.03%	4.91%
MSCI Emerging Markets Index	27.91%	7.46%	7.69%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 66,368,280
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 211,467
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	66,368,280
Number of Portfolio Holdings	77
Portfolio Turnover Rate (%)	94
Total Net Advisory Fees Paid ($)	211,467

Holdings [Text Block]
Asset Type	% of Net Assets
Equity Securities	100%
Exchange-Traded Funds	0%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	31%
Financials	28%
Consumer Discretionary	15%
Industrials	13%
Communication Services	10%
Consumer Staples	2%
Health Care	2%
Energy	1%
Materials	0%
Real Estate	0%

Geographical Diversification

Country	% of Net Assets
China	22%
Taiwan	20%
India	14%
Korea	12%
Hong Kong	7%
Brazil	4%
Netherlands	4%
South Africa	3%
Turkey	3%
Argentina	3%
Other	7%

Ten Largest Equity Holdings

Holdings	47.9% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	14.7%
Tencent Holdings Ltd. (China)	7.9%
SK Hynix, Inc. (Korea)	3.8%
Alibaba Group Holding Ltd. (Hong Kong)	3.7%
Prosus NV (Netherlands)	3.7%
ICICI Bank Ltd. (India)	3.4%
HDFC Bank Ltd. (India)	2.9%
Grupo Financiero Galicia SA (Argentina)	2.7%
Naura Technology Group Co., Ltd. (China)	2.6%
Contemporary Amperex Technology Co., Ltd. (China)	2.5%

Material Fund Change [Text Block]
C000205760
Shareholder Report [Line Items]
Fund Name	DWS Emerging Markets Equity Fund
Class Name	Class R6
Trading Symbol	SEKRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Emerging Markets Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$104	0.93%

Gross expense ratio as of the latest prospectus: 1.27%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class R6 shares of the Fund returned 23.64% for the period ended October 31, 2025. The MSCI Emerging Markets Index, returned 27.91% for the same period.

Stock selection was the primary reason for the Fund’s underperformance relative to the MSCI Emerging Markets Index. Selection in China had the largest adverse impact on results at the country level. The consumer electronics and electric vehicle producer Xiaomi Corp. (2.1%), which came under pressure from safety concerns and weak global auto sales, was the largest detractor in both China and the portfolio as a whole. Positions in BYD Co., Ltd. (1.5%), Pop Mart International Group Ltd. (1.0%), and Trip.com Group Ltd.* also detracted from relative performance in China. Selection in Brazil further weighed on relative performance, due in part to positions in the biofuel company Cosan Industria e Comercio SA* and the drug store chain Raia Drogasil SA (0.8%). Outside of China and Brazil, the Kazakhstan-based financial technology company Kaspi.KZ JSC* and the Eastern European parcel delivery firm InPost SA (0.8%) were key detractors. Stock selection in Indonesia and Turkey also detracted, as did overweights in the two countries. An underweight in South Korea hurt relative performance, as well.

On the positive side, the Fund benefited from having an underweight position in India and a zero weighting in Saudi Arabia. Security selection in Taiwan also made a strong contribution to results thanks to holdings in a number of semiconductor companies, including Alchip Technologies Ltd. (1.2%), Taiwan Semiconductor Manufacturing Co., Ltd. (14.7%), and Hon Hai Precision Industry Co., Ltd. (1.6%). Contemporary Amperex Technology Co., Ltd. (2.5%), a lithium-ion battery producer based in China, and SK Hynix, Inc. (3.8%), a South Korean semiconductor producer, were further contributors of note. Prosus NV (3.7%) — a Netherlands-based technology investment firm with holdings across the emerging markets — was also a top contributor in the annual period.

Percentages in parentheses are based on the Fund’s net assets as of October 31, 2025.

* Not held at October 31, 2025.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class R6	MSCI Emerging Markets Index
9/7/18	$10,000	$10,000
9/30/18	$10,294	$10,309
10/31/18	$9,631	$9,411
11/30/18	$10,000	$9,799
12/31/18	$9,690	$9,540
1/31/19	$10,527	$10,375
2/28/19	$10,521	$10,398
3/31/19	$10,721	$10,486
4/30/19	$10,926	$10,706
5/31/19	$10,197	$9,929
6/30/19	$10,839	$10,549
7/31/19	$10,580	$10,420
8/31/19	$10,089	$9,912
9/30/19	$10,332	$10,101
10/31/19	$10,721	$10,527
11/30/19	$10,818	$10,513
12/31/19	$11,576	$11,297
1/31/20	$10,877	$10,770
2/29/20	$10,503	$10,203
3/31/20	$9,044	$8,631
4/30/20	$9,727	$9,421
5/31/20	$9,765	$9,494
6/30/20	$10,398	$10,192
7/31/20	$11,268	$11,102
8/31/20	$11,609	$11,348
9/30/20	$11,549	$11,166
10/31/20	$11,907	$11,396
11/30/20	$12,837	$12,450
12/31/20	$13,746	$13,365
1/31/21	$14,136	$13,775
2/28/21	$14,354	$13,880
3/31/21	$13,991	$13,671
4/30/21	$14,147	$14,011
5/31/21	$14,159	$14,336
6/30/21	$14,181	$14,361
7/31/21	$13,188	$13,394
8/31/21	$13,316	$13,745
9/30/21	$12,736	$13,199
10/31/21	$12,663	$13,329
11/30/21	$12,033	$12,786
12/31/21	$12,159	$13,025
1/31/22	$12,085	$12,779
2/28/22	$11,370	$12,397
3/31/22	$11,120	$12,117
4/30/22	$10,387	$11,443
5/31/22	$10,603	$11,493
6/30/22	$10,007	$10,730
7/31/22	$9,802	$10,703
8/31/22	$9,853	$10,748
9/30/22	$9,013	$9,488
10/31/22	$8,434	$9,193
11/30/22	$9,734	$10,557
12/31/22	$9,539	$10,408
1/31/23	$10,508	$11,230
2/28/23	$9,649	$10,502
3/31/23	$9,963	$10,820
4/30/23	$9,684	$10,698
5/31/23	$9,295	$10,518
6/30/23	$9,765	$10,917
7/31/23	$10,236	$11,597
8/31/23	$9,609	$10,883
9/30/23	$9,365	$10,598
10/31/23	$9,063	$10,186
11/30/23	$9,771	$11,001
12/31/23	$10,142	$11,431
1/31/24	$9,780	$10,901
2/29/24	$10,124	$11,419
3/31/24	$10,457	$11,702
4/30/24	$10,415	$11,755
5/31/24	$10,617	$11,821
6/30/24	$10,938	$12,287
7/31/24	$10,837	$12,324
8/31/24	$11,033	$12,523
9/30/24	$11,591	$13,359
10/31/24	$11,187	$12,765
11/30/24	$11,027	$12,306
12/31/24	$10,915	$12,289
1/31/25	$11,016	$12,509
2/28/25	$11,010	$12,569
3/31/25	$11,052	$12,649
4/30/25	$11,112	$12,815
5/31/25	$11,647	$13,362
6/30/25	$12,260	$14,165
7/31/25	$12,248	$14,442
8/31/25	$12,439	$14,627
9/30/25	$13,314	$15,673
10/31/25	$13,832	$16,328

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	Since Inception 9/7/18
Class R6 No Sales Charge	23.64%	3.04%	4.64%
MSCI Emerging Markets Index	27.91%	7.46%	7.10%

Performance Inception Date	Sep. 07, 2018
No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 66,368,280
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 211,467
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	66,368,280
Number of Portfolio Holdings	77
Portfolio Turnover Rate (%)	94
Total Net Advisory Fees Paid ($)	211,467

Holdings [Text Block]
Asset Type	% of Net Assets
Equity Securities	100%
Exchange-Traded Funds	0%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	31%
Financials	28%
Consumer Discretionary	15%
Industrials	13%
Communication Services	10%
Consumer Staples	2%
Health Care	2%
Energy	1%
Materials	0%
Real Estate	0%

Geographical Diversification

Country	% of Net Assets
China	22%
Taiwan	20%
India	14%
Korea	12%
Hong Kong	7%
Brazil	4%
Netherlands	4%
South Africa	3%
Turkey	3%
Argentina	3%
Other	7%

Ten Largest Equity Holdings

Holdings	47.9% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	14.7%
Tencent Holdings Ltd. (China)	7.9%
SK Hynix, Inc. (Korea)	3.8%
Alibaba Group Holding Ltd. (Hong Kong)	3.7%
Prosus NV (Netherlands)	3.7%
ICICI Bank Ltd. (India)	3.4%
HDFC Bank Ltd. (India)	2.9%
Grupo Financiero Galicia SA (Argentina)	2.7%
Naura Technology Group Co., Ltd. (China)	2.6%
Contemporary Amperex Technology Co., Ltd. (China)	2.5%

Material Fund Change [Text Block]
C000016561
Shareholder Report [Line Items]
Fund Name	DWS Emerging Markets Equity Fund
Class Name	Class S
Trading Symbol	SEMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Emerging Markets Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$113	1.01%

Gross expense ratio as of the latest prospectus: 1.45%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 23.61% for the period ended October 31, 2025. The MSCI Emerging Markets Index, returned 27.91% for the same period.

Stock selection was the primary reason for the Fund’s underperformance relative to the MSCI Emerging Markets Index. Selection in China had the largest adverse impact on results at the country level. The consumer electronics and electric vehicle producer Xiaomi Corp. (2.1%), which came under pressure from safety concerns and weak global auto sales, was the largest detractor in both China and the portfolio as a whole. Positions in BYD Co., Ltd. (1.5%), Pop Mart International Group Ltd. (1.0%), and Trip.com Group Ltd.* also detracted from relative performance in China. Selection in Brazil further weighed on relative performance, due in part to positions in the biofuel company Cosan Industria e Comercio SA* and the drug store chain Raia Drogasil SA (0.8%). Outside of China and Brazil, the Kazakhstan-based financial technology company Kaspi.KZ JSC* and the Eastern European parcel delivery firm InPost SA (0.8%) were key detractors. Stock selection in Indonesia and Turkey also detracted, as did overweights in the two countries. An underweight in South Korea hurt relative performance, as well.

On the positive side, the Fund benefited from having an underweight position in India and a zero weighting in Saudi Arabia. Security selection in Taiwan also made a strong contribution to results thanks to holdings in a number of semiconductor companies, including Alchip Technologies Ltd. (1.2%), Taiwan Semiconductor Manufacturing Co., Ltd. (14.7%), and Hon Hai Precision Industry Co., Ltd. (1.6%). Contemporary Amperex Technology Co., Ltd. (2.5%), a lithium-ion battery producer based in China, and SK Hynix, Inc. (3.8%), a South Korean semiconductor producer, were further contributors of note. Prosus NV (3.7%) — a Netherlands-based technology investment firm with holdings across the emerging markets — was also a top contributor in the annual period.

Percentages in parentheses are based on the Fund’s net assets as of October 31, 2025.

* Not held at October 31, 2025.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	MSCI Emerging Markets Index
'15	$10,000	$10,000
'15	$9,707	$9,610
'15	$9,409	$9,396
'16	$8,727	$8,786
'16	$8,577	$8,772
'16	$9,579	$9,933
'16	$9,566	$9,987
'16	$9,354	$9,614
'16	$9,818	$9,998
'16	$10,288	$10,501
'16	$10,622	$10,762
'16	$10,888	$10,901
'16	$10,868	$10,927
'16	$10,370	$10,424
'16	$10,345	$10,447
'17	$10,997	$11,018
'17	$11,216	$11,356
'17	$11,525	$11,642
'17	$11,785	$11,897
'17	$12,059	$12,249
'17	$12,059	$12,372
'17	$12,841	$13,110
'17	$13,184	$13,402
'17	$13,101	$13,349
'17	$13,588	$13,817
'17	$13,753	$13,845
'17	$14,246	$14,342
'18	$15,537	$15,537
'18	$14,702	$14,820
'18	$14,502	$14,545
'18	$14,315	$14,481
'18	$13,908	$13,967
'18	$13,439	$13,387
'18	$13,736	$13,681
'18	$13,350	$13,311
'18	$13,281	$13,241
'18	$12,418	$12,088
'18	$12,894	$12,586
'18	$12,501	$12,252
'19	$13,572	$13,325
'19	$13,565	$13,355
'19	$13,822	$13,467
'19	$14,086	$13,751
'19	$13,148	$12,753
'19	$13,968	$13,549
'19	$13,641	$13,383
'19	$13,002	$12,731
'19	$13,314	$12,974
'19	$13,808	$13,521
'19	$13,933	$13,502
'19	$14,905	$14,509
'20	$14,005	$13,833
'20	$13,523	$13,104
'20	$11,639	$11,085
'20	$12,517	$12,100
'20	$12,567	$12,193
'20	$13,389	$13,090
'20	$14,508	$14,259
'20	$14,947	$14,575
'20	$14,862	$14,341
'20	$15,316	$14,636
'20	$16,520	$15,990
'20	$17,682	$17,166
'21	$18,184	$17,692
'21	$18,464	$17,827
'21	$17,991	$17,558
'21	$18,199	$17,995
'21	$18,206	$18,412
'21	$18,235	$18,444
'21	$16,958	$17,203
'21	$17,123	$17,653
'21	$16,370	$16,952
'21	$16,276	$17,119
'21	$15,466	$16,421
'21	$15,630	$16,729
'22	$15,527	$16,413
'22	$14,608	$15,922
'22	$14,287	$15,562
'22	$13,346	$14,697
'22	$13,623	$14,761
'22	$12,857	$13,781
'22	$12,594	$13,747
'22	$12,660	$13,804
'22	$11,580	$12,186
'22	$10,836	$11,807
'22	$12,499	$13,559
'22	$12,246	$13,368
'23	$13,498	$14,424
'23	$12,387	$13,488
'23	$12,790	$13,897
'23	$12,432	$13,739
'23	$11,933	$13,509
'23	$12,536	$14,022
'23	$13,133	$14,894
'23	$12,328	$13,977
'23	$12,015	$13,611
'23	$11,627	$13,083
'23	$12,536	$14,130
'23	$13,017	$14,682
'24	$12,544	$14,000
'24	$12,986	$14,666
'24	$13,413	$15,030
'24	$13,359	$15,097
'24	$13,618	$15,182
'24	$14,030	$15,781
'24	$13,900	$15,828
'24	$14,144	$16,084
'24	$14,867	$17,157
'24	$14,342	$16,394
'24	$14,144	$15,805
'24	$13,990	$15,784
'25	$14,127	$16,066
'25	$14,112	$16,144
'25	$14,165	$16,246
'25	$14,242	$16,459
'25	$14,928	$17,161
'25	$15,714	$18,193
'25	$15,699	$18,548
'25	$15,943	$18,786
'25	$17,056	$20,130
'25	$17,728	$20,971

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	23.61%	2.97%	5.89%
MSCI Emerging Markets Index	27.91%	7.46%	7.69%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 66,368,280
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 211,467
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	66,368,280
Number of Portfolio Holdings	77
Portfolio Turnover Rate (%)	94
Total Net Advisory Fees Paid ($)	211,467

Holdings [Text Block]
Asset Type	% of Net Assets
Equity Securities	100%
Exchange-Traded Funds	0%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	31%
Financials	28%
Consumer Discretionary	15%
Industrials	13%
Communication Services	10%
Consumer Staples	2%
Health Care	2%
Energy	1%
Materials	0%
Real Estate	0%

Geographical Diversification

Country	% of Net Assets
China	22%
Taiwan	20%
India	14%
Korea	12%
Hong Kong	7%
Brazil	4%
Netherlands	4%
South Africa	3%
Turkey	3%
Argentina	3%
Other	7%

Ten Largest Equity Holdings

Holdings	47.9% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	14.7%
Tencent Holdings Ltd. (China)	7.9%
SK Hynix, Inc. (Korea)	3.8%
Alibaba Group Holding Ltd. (Hong Kong)	3.7%
Prosus NV (Netherlands)	3.7%
ICICI Bank Ltd. (India)	3.4%
HDFC Bank Ltd. (India)	2.9%
Grupo Financiero Galicia SA (Argentina)	2.7%
Naura Technology Group Co., Ltd. (China)	2.6%
Contemporary Amperex Technology Co., Ltd. (China)	2.5%

Material Fund Change [Text Block]
C000063926
Shareholder Report [Line Items]
Fund Name	DWS Emerging Markets Equity Fund
Class Name	Institutional Class
Trading Symbol	SEKIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Emerging Markets Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$104	0.93%

Gross expense ratio as of the latest prospectus: 1.31%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 23.68% for the period ended October 31, 2025. The MSCI Emerging Markets Index, returned 27.91% for the same period.

Stock selection was the primary reason for the Fund’s underperformance relative to the MSCI Emerging Markets Index. Selection in China had the largest adverse impact on results at the country level. The consumer electronics and electric vehicle producer Xiaomi Corp. (2.1%), which came under pressure from safety concerns and weak global auto sales, was the largest detractor in both China and the portfolio as a whole. Positions in BYD Co., Ltd. (1.5%), Pop Mart International Group Ltd. (1.0%), and Trip.com Group Ltd.* also detracted from relative performance in China. Selection in Brazil further weighed on relative performance, due in part to positions in the biofuel company Cosan Industria e Comercio SA* and the drug store chain Raia Drogasil SA (0.8%). Outside of China and Brazil, the Kazakhstan-based financial technology company Kaspi.KZ JSC* and the Eastern European parcel delivery firm InPost SA (0.8%) were key detractors. Stock selection in Indonesia and Turkey also detracted, as did overweights in the two countries. An underweight in South Korea hurt relative performance, as well.

On the positive side, the Fund benefited from having an underweight position in India and a zero weighting in Saudi Arabia. Security selection in Taiwan also made a strong contribution to results thanks to holdings in a number of semiconductor companies, including Alchip Technologies Ltd. (1.2%), Taiwan Semiconductor Manufacturing Co., Ltd. (14.7%), and Hon Hai Precision Industry Co., Ltd. (1.6%). Contemporary Amperex Technology Co., Ltd. (2.5%), a lithium-ion battery producer based in China, and SK Hynix, Inc. (3.8%), a South Korean semiconductor producer, were further contributors of note. Prosus NV (3.7%) — a Netherlands-based technology investment firm with holdings across the emerging markets — was also a top contributor in the annual period.

Percentages in parentheses are based on the Fund’s net assets as of October 31, 2025.

* Not held at October 31, 2025.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Class	MSCI Emerging Markets Index
'15	$1,000,000	$1,000,000
'15	$971,390	$960,992
'15	$941,481	$939,570
'16	$873,208	$878,616
'16	$858,188	$877,178
'16	$958,549	$993,253
'16	$957,184	$998,651
'16	$936,019	$961,399
'16	$981,762	$999,823
'16	$1,029,553	$1,050,136
'16	$1,063,006	$1,076,234
'16	$1,088,950	$1,090,073
'16	$1,087,584	$1,092,672
'16	$1,037,745	$1,042,375
'16	$1,035,258	$1,044,677
'17	$1,099,790	$1,101,845
'17	$1,122,445	$1,135,575
'17	$1,152,652	$1,164,241
'17	$1,178,739	$1,189,730
'17	$1,206,886	$1,224,904
'17	$1,206,886	$1,237,235
'17	$1,285,148	$1,310,986
'17	$1,319,474	$1,340,228
'17	$1,311,236	$1,334,899
'17	$1,359,978	$1,381,695
'17	$1,377,141	$1,384,469
'17	$1,426,357	$1,434,167
'18	$1,555,649	$1,553,699
'18	$1,471,990	$1,482,043
'18	$1,451,939	$1,454,487
'18	$1,433,271	$1,448,052
'18	$1,392,479	$1,396,742
'18	$1,346,155	$1,338,712
'18	$1,375,194	$1,368,120
'18	$1,336,475	$1,331,127
'18	$1,329,561	$1,324,062
'18	$1,243,828	$1,208,759
'18	$1,291,534	$1,258,572
'18	$1,251,782	$1,225,231
'19	$1,359,814	$1,332,509
'19	$1,358,420	$1,335,505
'19	$1,384,209	$1,346,714
'19	$1,411,391	$1,375,065
'19	$1,317,298	$1,275,288
'19	$1,399,542	$1,354,880
'19	$1,366,784	$1,338,313
'19	$1,303,359	$1,273,061
'19	$1,334,723	$1,297,363
'19	$1,384,209	$1,352,069
'19	$1,396,057	$1,350,209
'19	$1,494,019	$1,450,942
'20	$1,403,709	$1,383,307
'20	$1,355,354	$1,310,361
'20	$1,166,913	$1,108,536
'20	$1,255,089	$1,210,049
'20	$1,260,067	$1,219,343
'20	$1,342,555	$1,308,976
'20	$1,454,908	$1,425,949
'20	$1,498,996	$1,457,469
'20	$1,491,174	$1,434,092
'20	$1,536,685	$1,463,639
'20	$1,656,860	$1,599,007
'20	$1,774,243	$1,716,556
'21	$1,824,689	$1,769,182
'21	$1,852,794	$1,782,714
'21	$1,805,231	$1,755,790
'21	$1,826,130	$1,799,505
'21	$1,826,851	$1,841,236
'21	$1,829,734	$1,844,409
'21	$1,701,458	$1,720,283
'21	$1,718,753	$1,765,312
'21	$1,643,085	$1,695,157
'21	$1,634,437	$1,711,876
'21	$1,552,283	$1,642,112
'21	$1,569,263	$1,672,924
'22	$1,558,992	$1,641,257
'22	$1,466,553	$1,592,199
'22	$1,435,007	$1,556,238
'22	$1,340,367	$1,469,670
'22	$1,368,245	$1,476,141
'22	$1,291,212	$1,378,052
'22	$1,264,801	$1,374,667
'22	$1,271,404	$1,380,406
'22	$1,162,825	$1,218,578
'22	$1,087,993	$1,180,743
'22	$1,255,998	$1,355,868
'22	$1,230,756	$1,336,810
'23	$1,356,006	$1,442,366
'23	$1,245,006	$1,348,840
'23	$1,285,506	$1,389,693
'23	$1,249,506	$1,373,944
'23	$1,199,256	$1,350,867
'23	$1,260,006	$1,402,159
'23	$1,320,756	$1,489,445
'23	$1,239,006	$1,397,695
'23	$1,208,256	$1,361,142
'23	$1,169,255	$1,308,255
'23	$1,260,756	$1,412,955
'23	$1,308,589	$1,468,193
'24	$1,261,799	$1,400,019
'24	$1,306,288	$1,466,621
'24	$1,348,476	$1,502,963
'24	$1,343,873	$1,509,688
'24	$1,369,186	$1,518,215
'24	$1,411,374	$1,578,099
'24	$1,398,334	$1,582,795
'24	$1,422,880	$1,608,350
'24	$1,495,749	$1,715,748
'24	$1,442,823	$1,639,443
'24	$1,422,880	$1,580,537
'24	$1,407,720	$1,578,367
'25	$1,421,558	$1,606,573
'25	$1,420,021	$1,614,356
'25	$1,426,171	$1,624,575
'25	$1,433,091	$1,645,924
'25	$1,502,285	$1,716,143
'25	$1,581,474	$1,819,330
'25	$1,580,705	$1,854,787
'25	$1,605,308	$1,878,578
'25	$1,717,556	$2,012,961
'25	$1,784,444	$2,097,084

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	23.68%	3.03%	5.96%
MSCI Emerging Markets Index	27.91%	7.46%	7.69%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 66,368,280
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 211,467
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	66,368,280
Number of Portfolio Holdings	77
Portfolio Turnover Rate (%)	94
Total Net Advisory Fees Paid ($)	211,467

Holdings [Text Block]
Asset Type	% of Net Assets
Equity Securities	100%
Exchange-Traded Funds	0%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	31%
Financials	28%
Consumer Discretionary	15%
Industrials	13%
Communication Services	10%
Consumer Staples	2%
Health Care	2%
Energy	1%
Materials	0%
Real Estate	0%

Geographical Diversification

Country	% of Net Assets
China	22%
Taiwan	20%
India	14%
Korea	12%
Hong Kong	7%
Brazil	4%
Netherlands	4%
South Africa	3%
Turkey	3%
Argentina	3%
Other	7%

Ten Largest Equity Holdings

Holdings	47.9% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	14.7%
Tencent Holdings Ltd. (China)	7.9%
SK Hynix, Inc. (Korea)	3.8%
Alibaba Group Holding Ltd. (Hong Kong)	3.7%
Prosus NV (Netherlands)	3.7%
ICICI Bank Ltd. (India)	3.4%
HDFC Bank Ltd. (India)	2.9%
Grupo Financiero Galicia SA (Argentina)	2.7%
Naura Technology Group Co., Ltd. (China)	2.6%
Contemporary Amperex Technology Co., Ltd. (China)	2.5%

Material Fund Change [Text Block]